CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INTEREST INCOME
Interest and fees on loans		$ 116,644	$ 123,159	$ 133,883
Interest on securities available for sale
Taxable		14,488	12,655	11,842
Tax-exempt		6,102	2,926	1,342
Other investments		846	1,089	1,861
Total Interest Income		138,080	139,829	148,928
INTEREST EXPENSE
Deposits		4,465	12,666	23,425
Other borrowings and subordinated debt and debentures		3,850	3,551	2,922
Total Interest Expense		8,315	16,217	26,347
Net Interest Income		129,765	123,612	122,581
Provision for credit losses	[1]	(1,928)
Provision for credit losses	[1]		12,463	824
Net Interest Income After Provision for Credit Losses		131,693	111,149	121,757
NON-INTEREST INCOME
Interchange income		14,045	11,230	10,297
Service charges on deposit accounts		10,170	8,517	11,208
Net gains on assets
Mortgage loans		35,880	62,560	19,978
Securities available for sale		1,411	267	307
Mortgage loan servicing, net		5,745	(9,350)	(3,336)
Other		9,392	7,521	9,282
Total Non-Interest Income		76,643	80,745	47,736
NON-INTEREST EXPENSE
Compensation and employee benefits		79,969	74,781	67,501
Data processing		10,823	8,534	8,905
Occupancy, net		8,794	8,938	9,013
Interchange expense		4,434	3,342	3,215
Furniture, fixtures and equipment		4,172	4,089	4,113
Loan and collection		3,172	3,037	2,685
Communications		3,080	3,194	2,947
Legal and professional		2,068	2,027	1,814
Advertising		1,918	2,230	2,450
Conversion related expense		1,827	2,586	0
FDIC deposit insurance		1,396	1,596	685
Costs related to unfunded lending commitments		1,207	263	246
Other		8,163	7,796	8,159
Total Non-interest Expense		131,023	122,413	111,733
Income Before Income Tax		77,313	69,481	57,760
Income tax expense		14,418	13,329	11,325
Net Income		$ 62,895	$ 56,152	$ 46,435
Net income per common share
Basic (in dollars per share)	[2]	$ 2.91	$ 2.56	$ 2.03
Diluted (in dollars per share)		$ 2.88	$ 2.53	$ 2.00

[1]	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.
[2]	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.